Equity (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands			12 Months Ended
	Mar. 24, 2025	Jun. 24, 2023	Dec. 31, 2024	Dec. 31, 2023	May 27, 2024
Disclosure Equity Abstract
Paid-in capital value			R$ 15,000	R$ 15,000
Paid-in capital shares			683,509,869	683,509,869
Authorization to increase capital					R$ 1,187,144,787
Dividends paid, classified as operating activities				R$ 836,839
Surplus minimum mandatory				147,689
Totaling proposed dividends		R$ 984,528	R$ 2,549,814	984,528
Dividends paid, classified as operating activities			1,831,122	836,839
Additional proposed dividends			R$ 718,692	R$ 147,689
Dividends paid, ordinary shares per share			R$ 3.33	R$ 1.44040
Dividends witheld income tax			R$ 274,668	R$ 54,641
Balance payable of interest on capital			2,275,890	837,391
Declared dividend payables			2,275,146	836,839
Dividends witheld income tax, net			R$ 744	552
Description of legal reserve			Earnings reserve - legal reserve: created by allocating 5% of the net income for the year up to the limit of 20% of the share capital. The Company may not create the legal reserve in the year in which the balance of this reserve, plus the amount of the capital reserves, exceeds 30% of the share capital. The purpose of the legal reserve is to ensure the integrity of the share capital. It can only be used to offset losses or increase capital, but not to pay dividends
Investment reserve			R$ 19,304,132	R$ 12,753,361
Retained earnings			6,550,771
Other profit reserves			21,647,715
Paid-in share capital			R$ 6,647,715
Increase the share capital	R$ 3,400,000